UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	55.9	54.6	37.7
8 - 30	21.4	21.8	16.7
31 - 60	12.3	10.8	10.4
61 - 90	9.6	10.0	17.4
91 - 180	0.8	2.8	17.7
> 180	0.0	0.0	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Certificates of Deposit	30.9%
Commercial Paper	37.6%
Non-Negotiable Time Deposit	3.9%
Other Instruments	2.0%
Other Municipal Security	0.5%
Repurchase Agreements	20.8%
Net Other Assets (Liabilities)	4.3%

As of September 30, 2016
Certificates of Deposit	29.8%
Commercial Paper	23.0%
Variable Rate Demand Notes (VRDNs)	18.6%
Non-Negotiable Time Deposit	1.4%
Other Instruments	1.9%
Other Municipal Security	0.1%
Repurchase Agreements	25.1%
Net Other Assets (Liabilities)	0.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 30.9%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.0%
Wells Fargo Bank NA
5/3/17 to 5/19/17	1.26 to 1.46 (b)%	$38,000,000	$38,019,910
London Branch, Eurodollar, Foreign Banks - 2.4%
Mitsubishi UFJ Trust & Banking Corp.
5/2/17	1.15	9,000,000	9,001,094
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/28/17 to 6/16/17	1.15 to 1.21	36,000,000	36,008,180
			45,009,274
New York Branch, Yankee Dollar, Foreign Banks - 26.5%
Bank of Montreal Chicago
4/4/17 to 11/1/17	1.08 to 1.46 (b)	80,000,000	80,043,693
Bank of Nova Scotia
7/12/17	1.47 (b)	12,000,000	12,015,336
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/27/17	1.14	10,000,000	10,000,875
Bayerische Landesbank
4/28/17	1.25	18,000,000	18,002,108
Canadian Imperial Bank of Commerce
4/6/17	1.21 (b)	15,000,000	15,000,735
Deutsche Bank AG New York Branch
4/3/17 to 4/7/17	1.10	25,000,000	24,999,870
KBC Bank NV
5/2/17 to 5/30/17	1.05 to 1.07	34,000,000	34,002,514
Landesbank Baden-Wuerttemberg New York Branch
4/3/17 to 4/7/17	0.98	55,000,000	54,999,969
Mitsubishi UFJ Trust & Banking Corp.
7/3/17	1.20	15,000,000	15,000,842
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.28 (b)	10,000,000	10,000,520
Mizuho Corporate Bank Ltd.
6/5/17	1.10	10,000,000	10,002,729
Royal Bank of Canada
4/11/17 to 10/24/17	1.22 to 1.44 (b)	43,000,000	43,026,873
Sumitomo Mitsui Banking Corp.
4/11/17 to 4/17/17	1.10	33,000,000	33,002,641
Sumitomo Mitsui Trust Bank Ltd.
4/4/17 to 5/11/17	0.91 to 1.05	48,000,000	48,001,482
Svenska Handelsbanken AB
7/10/17	1.24 (b)	18,000,000	18,011,556
Toronto-Dominion Bank
6/27/17	1.15	15,000,000	15,000,794
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.22 to 1.29 (b)	48,000,000	48,047,988
UBS AG
6/20/17	1.05	18,000,000	18,001,242
			507,161,767
TOTAL CERTIFICATE OF DEPOSIT
(Cost $590,010,624)			590,190,951

Financial Company Commercial Paper - 28.2%
Bank of Nova Scotia
7/14/17 to 9/6/17	1.25 to 1.32 (b)	33,000,000	33,030,642
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/3/17 to 6/22/17	1.05 to 1.30	85,000,000	84,852,430
Bayerische Landesbank
4/3/17 to 4/7/17	0.99	73,400,000	73,391,753
BPCE SA
4/4/17 to 6/1/17	1.10 to 1.11	38,000,000	37,965,475
Canadian Imperial Bank of Commerce
7/10/17 to 10/13/17	1.26 to 1.36 (b)	48,000,000	48,048,732
Federation des caisses Desjardin
4/3/17 to 4/19/17	0.84 to 1.00	69,465,000	69,457,038
J.P. Morgan Securities, LLC
9/6/17	1.10 (b)	15,000,000	15,003,630
Landesbank Baden-Wurttemberg
4/4/17 to 4/5/17	0.98	36,400,000	36,395,894
Mitsubishi UFJ Trust & Banking Corp.
4/21/17	1.10	18,000,000	17,989,457
Natexis Banques Populaires New York Branch
4/3/17 to 5/31/17	0.90 to 1.12	50,000,000	49,973,381
Ontario Teachers' Finance Trust
4/17/17 to 7/6/17	1.19 to 1.21 (b)	30,000,000	30,004,653
Toronto Dominion Holdings (U.S.A.)
4/12/17 to 6/23/17	1.10 to 1.12	25,000,000	24,958,587
Toyota Motor Credit Corp.
6/20/17	1.38 (b)	18,000,000	18,012,438
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $538,973,360)			539,084,110

Asset Backed Commercial Paper - 6.5%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

4/6/17	1.10	12,000,000	11,998,128
4/6/17	0.93	6,000,000	5,999,064
5/3/17	1.09	14,000,000	13,986,423
6/8/17	1.17	19,000,000	18,957,647
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/3/17	0.94	7,000,000	6,999,519
4/4/17	1.00	6,000,000	5,999,447
5/9/17	1.06	13,000,000	12,986,282
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
4/25/17	1.00	8,000,000	7,994,878
Manhattan Asset Funding Co. LLC
6/7/17	1.01 (b)	7,000,000	6,999,888
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/19/17	1.00	5,000,000	4,997,778
4/4/17	0.96	19,791,000	19,789,177
4/4/17	0.95	3,000,000	2,999,724
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
5/2/17	1.10	5,000,000	5,000,000
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $124,703,037)			124,707,955

Non-Financial Company Commercial Paper - 2.9%
CVS Health Corp.
4/17/17	1.25	8,000,000	7,995,599
Dominion Resources, Inc.
4/10/17 to 5/1/17	1.05 to 1.25	13,000,000	12,988,360
Eversource Energy
4/3/17	1.10	3,000,000	2,999,730
NBCUniversal Enterprise, Inc.
4/7/17	1.05	5,000,000	4,998,911
Rogers Communications, Inc.
4/25/17	1.26	2,000,000	1,998,087
Sempra Global
4/3/17 to 5/17/17	1.00 to 1.34	5,000,000	4,995,853
South Carolina Public Service Authority Rev. (Liquidity Facility U.S. Bank NA, Cincinnati)

5/23/17	1.17	6,000,000	5,999,760
5/24/17	1.12	7,519,000	7,518,098
UnitedHealth Group, Inc.
4/3/17	0.98 to 1.00	6,000,000	6,000,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $55,496,446)			55,494,398

Other Instrument - 2.0%
Master Notes - 2.0%
Toyota Motor Credit Corp.
4/7/17
(Cost $39,000,000)	1.29 (b)	39,000,000	39,000,000

Non-Negotiable Time Deposit - 3.9%
Time Deposits - 3.9%
BNP Paribas
4/4/17 to 4/5/17	0.91	45,000,000	44,999,940
Credit Agricole CIB
4/5/17 to 4/6/17	0.98	30,000,000	30,000,423
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $75,000,000)			75,000,363

Other Municipal Security - 0.5%
	Principal Amount	Value
California - 0.5%
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B, 0.74% 5/9/17, LOC U.S. Bank NA, Cincinnati, CP
(Cost $8,496,770)	$8,500,000	$8,500,000
	Maturity Amount	Value

Other Repurchase Agreement - 20.8%
Other Repurchase Agreement - 20.8%
With:
BNP Paribas at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $2,100,416, 3.82% - 8.48%, 6/01/19 - 12/15/86)	2,000,177	2,000,000
1.2%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $2,161,224, 5.50% - 10.13%, 8/01/19 - 12/01/24)	2,000,200	2,000,000
Citigroup Global Markets, Inc. at:
1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $16,201,600)	15,001,388	15,000,000
1.18%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $16,203,260)	15,006,883	15,000,000
2.04%, dated 2/14/17 due 5/15/17 (Collateralized by Corporate Obligations valued at $14,078,189, 1.28%, 4/05/52)	13,066,300	12,998,679
2.07%, dated 2/21/17 due 5/30/17 (Collateralized by Corporate Obligations valued at $6,495,277, 1.28%, 4/05/52)	6,033,810	5,999,401
Credit Suisse Securities (U.S.A.) LLC at 1.11%, dated 3/29/17 due 4/5/17 (Collateralized by Mortgage Loan Obligations valued at $4,601,724, 5.88%, 10/25/46)	4,000,863	4,000,130
HSBC Securities, Inc. at 1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $6,300,881, 1.88% - 4.45%, 10/01/17 - 3/31/25)	6,000,555	6,000,000
ING Financial Markets LLC at 1.19%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $1,082,032, 8.13%, 6/01/23)	1,000,099	1,000,000
J.P. Morgan Securities, LLC at:
1.03%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $37,080,537, 0.00% - 5.95%, 4/25/22 - 12/16/58)	36,003,090	36,000,000
1.11%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Government Obligations valued at $21,632,557, 4.50% - 5.50%, 2/15/34 - 11/15/41)	21,004,533	20,999,759
1.31%, dated 3/31/17 due 4/7/17 (Collateralized by Mortgage Loan Obligations valued at $9,720,110, 5.41% - 6.06%, 7/12/35 - 1/15/49) (b)(c)	9,010,153	9,000,875
Merrill Lynch, Pierce, Fenner & Smith at:
1.11%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Government Obligations valued at $21,423,302, 2.50%, 5/01/30)	21,004,533	21,001,117
1.2%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $16,203,283)	15,007,000	15,000,000
2.03%, dated 3/1/17 due 5/30/17 (Collateralized by Equity Securities valued at $41,116,373)	38,192,850	38,000,091
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.22%, dated:
3/21/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $3,241,405, 0.00% - 7.13%, 4/01/18 - 2/15/27)	3,001,423	3,000,000
3/28/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $4,249,019, 0.25% - 5.80%, 4/01/18 - 5/15/46)	4,002,711	4,000,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $2,155,405, 0.25% - 5.80%, 3/15/18 - 2/15/37)	2,000,474	1,999,983
Mizuho Securities U.S.A., Inc. at:
1.09%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $9,180,835, 3.50%, 3/01/32)	9,000,818	9,000,000
1.2%, dated:
3/21/17 due 4/4/17 (Collateralized by Equity Securities valued at $4,322,072)	4,001,867	4,000,000
3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $11,882,525)	11,005,133	11,000,000
3/29/17 due 4/7/17 (Collateralized by Equity Securities valued at $14,042,432)	13,006,067	13,000,000
3/30/17 due 4/7/17 (Collateralized by Equity Securities valued at $4,320,676)	4,001,867	4,000,000
3/31/17 due:
4/3/17 (Collateralized by Equity Securities valued at $8,640,900)	8,000,800	8,000,000
4/7/17 (Collateralized by Equity Securities valued at $11,881,247)	11,006,233	11,000,000
1.25%, dated 3/30/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $2,040,284, 3.50%, 3/01/32)	2,000,972	2,000,000
2.01%, dated 1/9/17 due 4/10/17 (Collateralized by Corporate Obligations valued at $8,441,681, 1.00% - 4.10%, 2/15/18 - 2/09/27)	8,040,647	8,000,149
2.02%, dated 1/17/17 due 4/17/17 (Collateralized by Corporate Obligations valued at $3,238,740, 1.95% - 2.60%, 6/15/18 - 8/15/18)	3,015,150	3,000,096
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by Corporate Obligations valued at $4,224,000, 1.75% - 4.00%, 6/01/18 - 4/01/24)	4,028,000	4,000,418
2.2%, dated 3/29/17 due 6/27/17 (Collateralized by Corporate Obligations valued at $4,201,501, 1.95%, 6/15/18)	4,022,000	4,000,648
RBC Capital Markets Co. at:
0.99%, dated 2/16/17 due 4/7/17 (Collateralized by Commercial Paper valued at $4,125,212, 4/19/17)	4,006,600	4,000,537
1.13%, dated 1/26/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $6,313,250, 1.10% - 8.35%, 10/25/17 - 8/15/46)	6,016,950	6,000,000
1.17%, dated 1/31/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $5,469,249, 4.00% - 5.00%, 12/01/32 - 6/15/39)	5,014,625	5,000,000
1.19%, dated 2/24/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $14,919,431, 4.00% - 5.00%, 7/15/29 - 12/01/44)	14,041,650	14,000,000
SG Americas Securities, LLC at:
1.26%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $4,263,935, 2.25% - 11.50%, 2/14/19 - 4/01/47)	4,000,420	4,000,000
1.31%, dated:
3/28/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $6,383,189, 1.48% - 12.00%, 3/01/18 - 4/01/47)	6,001,528	6,000,019
3/29/17 due 4/5/17 (Collateralized by Corporate Obligations valued at $6,353,511, 1.48% - 9.75%, 3/15/18 - 8/31/64)	6,001,528	6,000,037
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $6,372,400, 1.40% - 12.00%, 2/14/19 - 8/31/64)	6,001,528	6,000,063
Wells Fargo Securities, LLC at:
1.11%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $6,300,572, 3.89%, 1/10/28)	6,001,295	5,999,900
3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $16,201,499)	15,001,388	15,000,000
1.16%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $14,041,989, 5.75% - 7.00%, 4/28/21 - 8/15/22)	13,002,932	12,999,892
3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $14,041,359, 2.38%, 5/01/32)	13,001,257	13,000,000
1.65%, dated 2/2/17 due 5/3/17 (Collateralized by Corporate Obligations valued at $5,414,850, 1.50% - 6.00%, 2/01/19 - 1/15/77)	5,020,625	4,999,829
TOTAL OTHER PURCHASE AGREEMENTS
(Cost $397,000,000)		397,001,623
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $1,828,680,237)		1,828,979,400
NET OTHER ASSETS (LIABILITIES) - 4.3%		82,227,902
NET ASSETS - 100%		$1,911,207,302

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $397,001,623) — See accompanying schedule: Unaffiliated issuers (cost $1,828,680,237)		$1,828,979,400
Cash		37,987
Receivable for fund shares sold		82,711,000
Interest receivable		1,003,001
Total assets		1,912,731,388
Liabilities
Payable for fund shares redeemed	$1,509,000
Other payables and accrued expenses	15,086
Total liabilities		1,524,086
Net Assets		$1,911,207,302
Net Assets consist of:
Paid in capital		$1,910,892,517
Undistributed net investment income		185
Accumulated undistributed net realized gain (loss) on investments		15,437
Net unrealized appreciation (depreciation) on investments		299,163
Net Assets, for 1,910,849,455 shares outstanding		$1,911,207,302
Net Asset Value, offering price and redemption price per share ($1,911,207,302 ÷ 1,910,849,455 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Interest (including $28,501 from affiliated interfund lending)		$9,254,998
Expenses
Custodian fees and expenses	$18,000
Independent trustees' fees and expenses	3,771
Total expenses before reductions	21,771
Expense reductions	(3,771)	18,000
Net investment income (loss)		9,236,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,859
Total net realized gain (loss)		7,859
Change in net unrealized appreciation (depreciation) on investment securities		(29,673)
Net increase in net assets resulting from operations		$9,215,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,236,998	$9,308,886
Net realized gain (loss)	7,859	31,525
Change in net unrealized appreciation (depreciation)	(29,673)	328,836
Net increase in net assets resulting from operations	9,215,184	9,669,247
Distributions to shareholders from net investment income	(9,236,813)	(9,308,940)
Distributions to shareholders from net realized gain	–	(147,137)
Total distributions	(9,236,813)	(9,456,077)
Affiliated share transactions
Proceeds from sales of shares	82,711,000	585,186,101
Reinvestment of distributions	9,236,813	9,454,360
Cost of shares redeemed	(1,509,000)	(101)
Net increase (decrease) in net assets and shares resulting from share transactions	90,438,813	594,640,360
Total increase (decrease) in net assets	90,417,184	594,853,530
Net Assets
Beginning of period	1,820,790,118	1,225,936,588
End of period	$1,911,207,302	$1,820,790,118
Other Information
Undistributed net investment income end of period	$185	$–
Shares
Sold	82,694,461	585,186,101
Issued in reinvestment of distributions	9,234,693	9,454,114
Redeemed	(1,508,698)	(101)
Net increase (decrease)	90,420,456	594,640,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016 A	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0051	.0062	.003	.002	.003	.004
Net realized and unrealized gain (loss)	–B	.0003	–B	–B	–B	–B
Total from investment operations	.0051	.0065	.003	.002	.003	.004
Distributions from net investment income	(.0051)	(.0062)	(.003)	(.002)	(.003)	(.004)
Distributions from net realized gain	–	(.0001)	–	–	–	–
Total distributions	(.0051)	(.0063)	(.003)	(.002)	(.003)	(.004)
Net asset value, end of period	$1.0002	$1.0002	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.51%	.66%	.29%	.25%	.30%	.38%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.02%G	.64%	.29%	.25%	.30%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,911,207	$1,820,790	$1,225,937	$833,857	$831,790	$1,011,422

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$318,424
Gross unrealized depreciation	(19,261)
Net unrealized appreciation (depreciation) on securities	$299,163
Tax cost	$1,828,680,237

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Trustees and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$9,410,178.72%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,771.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0020%	$1,000.00	$1,005.10	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFM-SANN-0517
1.756671.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017